RELATED PARTY TRANSACTIONS (Details) - Schedule of Loan Balances Outstanding - Key management personnel of entity or parent - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans
At 1 January	£ 2	£ 2	£ 2
Advanced (includes loans of appointed key management personnel)	0	1	1
Repayments (includes loans of former key management personnel)	0	(1)	(1)
At 31 December	£ 2	£ 2	£ 2